Non-cash stock-based compensation - Summary of assumptions Vesting Details (Detail) - Equity awards [member]	6 Months Ended		12 Months Ended
	Jun. 30, 2022 € / shares	Jun. 30, 2022 $ / shares	Dec. 31, 2021 € / shares	Dec. 31, 2021 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted-Average fair values of stock options granted	€ 1.73		€ 5.76
Risk-free interest rate			0.00%	0.00%
Share entitlement per options | $ / shares		$ 1		$ 1
Expected term (in years)			6.15	6.15
Vesting conditions	Service	Service	Service	Service
Vesting period	Graded	Graded	Graded	Graded
Bottom of Range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	0.00%	0.00%
Exercise price	€ 3.48		€ 8.54
Grant date share fair value	€ 3.27		€ 7.42
Expected volatility	58.70%	58.70%	58.40%	58.40%
Expected term (in years)	6.03	6.03
Top of Range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	0.91%	0.91%
Exercise price	€ 7.22		€ 19.44
Grant date share fair value	€ 6.74		€ 16.54
Expected volatility	60.00%	60.00%	60.10%	60.10%
Expected term (in years)	6.15	6.15